Document and Entity Information	12 Months Ended
Dec. 31, 2019
Cover [Abstract]
Entity Registrant Name	CannAssist International Corp
Entity Central Index Key	0001709542
Document Type	S-1
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This registration statement and the prospectus therein covers the registration of 6,300,000 shares of common stock offered by the holders thereof. On October 22, 2018, we filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-1 (File No. 333-227914) (the “Registration Statement”), which was subsequently amended on January 16, 2019 (the “Amendment No. 1), February 15, 2019 (the “Amendment No. 2”) and April 22, 2019 (the “Amendment No. 3”), and declared effective on April 29, 2019. The registrant is filing this Post-Effective Amendment No. 1 to Form S-1 to amend its Registration Statement to include incorporation by reference of documents subsequently filed by the registrant pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act, pursuant to Item 12(b) of Part I of the General Instructions to the Form S-1, and to update certain other information in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement. The information contained in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission and these securities may not be sold until that registration statement becomes effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Entity Incorporation State Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false